Payroll, staff and employee benefits obligations - Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefits obligations
Restructuring reserves (early retirement plans)	$ 54	$ 73	$ 106
TOTAL	1,829	2,672	3,917
Net liabilities related to assets held for sale		(1)	1
Pension benefits
Employee benefits obligations
Pension benefits and other benefits liabilities	1,308	1,966	3,111
Net liabilities related to assets held for sale		(1)	1
Other benefits
Employee benefits obligations
Pension benefits and other benefits liabilities	$ 467	$ 633	$ 700